Business Combinations, Asset Acquisitions and Dispositions (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Dec. 31, 2010
Changes to goodwill
Goodwil, gross	$ 20,522.6	$ 20,440.2		$ 20,532.5
Accumulated impairment losses	(3,240.1)	(3,235.6)		(3,235.6)
Goodwill, net	17,282.5	17,204.6	17,232.0	17,296.9
Deconsolidation		(42.8)
Acquisitions	48.9
Purchase price adjustments		(4.5)
Impairments	(4.5)
Other adjustments (primarily foreign currency)	33.5	(45.0)
Divested Operations
Changes to goodwill
Goodwil, gross	181.3	181.3		181.3
Accumulated impairment losses	(181.3)	(181.3)		(181.3)
Retail and Alliance Services
Changes to goodwill
Goodwil, gross	14,071.8	14,022.9		14,065.7
Accumulated impairment losses	(1,106.5)	(1,106.5)		(1,106.5)
Goodwill, net	12,965.3	12,916.4		12,959.2
Deconsolidation		(42.8)
Acquisitions	48.9
Financial Services
Changes to goodwill
Goodwil, gross	3,451.4	3,451.4		3,451.4
Accumulated impairment losses	(1,399.7)	(1,395.2)		(1,395.2)
Goodwill, net	2,051.7	2,056.2		2,056.2
Impairments	(4.5)
International
Changes to goodwill
Goodwil, gross	2,641.1	2,607.6		2,657.1
Accumulated impairment losses	(375.6)	(375.6)		(375.6)
Goodwill, net	2,265.5	2,232.0		2,281.5
Purchase price adjustments		(4.5)
Other adjustments (primarily foreign currency)	33.5	(45.0)
All Other and Corporate
Changes to goodwill
Goodwil, gross	177.0	177.0		177.0
Accumulated impairment losses	$ (177.0)	$ (177.0)		$ (177.0)